Provisions (Tables)	12 Months Ended
Dec. 31, 2022
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Details of Provisions
Details of provisions

	01/01/2021 as adjusted	Additions	Amounts used during the period	Reversals	OCI	12/31/2021

	$ in thousands
Pension	4,010	628	—	—	(565)	4,073
Loss on contract	—	—	—	—	—	—
Employee litigation and severance	560	172	(99)	(82)	(43)	508
Commercial litigation	571	261	(191)	(241)	(37)	363

Total	5,141	1,061	(290)	(324)	(645)	4,944

Non-current provisions	4,010	628	—	—	(565)	4,073
Current provisions	1,131	433	(290)	(324)	(79)	871

	01/01/2022	Additions	Amounts used during the period	Reversals	OCI	12/31/2022

	$ in thousands
Pension	4,073	555	—	—	(2,238)	2,390
Employee litigation and severance	508	—	(169)	(73)	(33)	234
Commercial litigation	363	—	—	(97)	(22)	243

Total	4,944	555	(169)	(171)	(2,293)	2,867

Non-current provisions	4,073	555	—	—	(2,238)	2,390
Current provisions	871	—	(169)	(171)	(55)	477

Schedule of Estimation of Retirement Indemnity to Employee
As part of the estimation of the retirement indemnity to employee based on the employer initiative, the following assumptions were used for all categories of employees:

	2020	2021	2022
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	2.50%
Discount rate	0.68%	1.13%	3.72%
Terms of retirement	voluntary retirement
Retirement age	65 years old	65 years old	65 years old

Summary of Net Defined Benefit Liability and Components
The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2020	(2,855)

Current service cost	(381)
Interest cost	(29)
Benefit paid	—
Actuarial gains and losses	(411)
Reclassification/CTA	(334)
As of December 31, 2020	(4,010)

Current service cost	(602)
Interest cost	(26)
Benefit paid	—
Actuarial gains and losses	231
Reclassification/CTA	334
As of December 31, 2021	(4,073)

Current service cost	(512)
Interest cost	(43)
Benefit paid
Actuarial gains and losses	2,227
Reclassification/CTA	11
As of December 31, 2022	(2,390)